LEASES - Additionl information (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Rights of use lease assets	$ 76,420	¥ 532,491			¥ 0
Operating liabilities	$ 91,919	¥ 640,491
Lease, Practical Expedients, Package [true false]	true
Lease, Practical Expedient, Use of Hindsight [true false]	false
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years	3 years
Restatement | ASU 2016-02
Lessee, Lease, Description [Line Items]
Rights of use lease assets			$ 176,372	¥ 1,228,963
Operating liabilities			$ 176,372	¥ 1,228,963